UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09145

Investment Company Act File Number

Eaton Vance New York Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.

Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2007

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance New York Municipal Income Trust	as of February 28, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 176.2%

Principal Amount (000’s omitted)	Security	Value

Cogeneration — 1.3%
$1,150	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23 (1)	$1,150,379
		$1,150,379

Education — 8.9%
$1,000	Dutchess County Industrial Development Agency, (Marist College), 5.00%, 7/1/20	$1,047,200
1,145	Hempstead Industrial Development Agency, (Adelphi University), 4.50%, 10/1/24	1,161,671
450	Hempstead Industrial Development Agency, (Adelphi University), 5.00%, 10/1/35	475,888
4,980	Hempstead Industrial Development Agency, (Hofstra University Civic Facilities), 5.00%, 7/1/33	5,200,913
		$7,885,672

Electric Utilities — 13.3%
$1,475	Long Island Power Authority, Electric System Revenue, 5.00%, 12/1/35	$1,571,052
4,100	New York Power Authority, 5.25%, 11/15/40	4,292,290
1,500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,584,585
2,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	2,127,800
2,100	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	2,222,472
		$11,798,199

Escrowed / Prerefunded — 14.3%
$6,000	Metropolitan Transportation Authority of New York, Prerefunded to 11/15/13, 5.25%, 11/15/32	$6,583,560
200	New York City Industrial Development Agency, (Ohel Children’s Home), Prerefunded to 3/15/22, 6.25%, 8/15/22	210,964
4,385	New York Dormitory Authority, (Court Facility), Prerefunded to 5/15/10, 6.00%, 5/15/39	4,746,806
1,000	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), Prerefunded to 11/1/09, 7.20%, 11/1/19	1,094,980
		$12,636,310

General Obligations — 9.1%
$6,000	New York City, 5.25%, 9/15/33	$6,426,360

$1,500	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	$1,615,710
		$8,042,070

Health Care - Miscellaneous — 5.9%
$1,185	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$1,191,672
1,300	New York City Industrial Development Agency, (Ohel Children’s Home), 6.25%, 8/15/22	1,221,948
50	Suffolk County Industrial Development Agency, (Alliance of LI), 7.50%, 9/1/15	53,916
100	Suffolk County Industrial Development Agency, (Alliance of LI), 7.50%, 9/1/15	107,832
2,600	Westchester County Industrial Development Agency, (Children’s Village), 5.375%, 3/15/19	2,667,314
		$5,242,682

Hospital — 17.3%
$ 210	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$220,765
485	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	509,371
1,250	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,272,250
2,500	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,584,100
400	Nassau County Industrial Development Agency, (North Shore Health System), 6.25%, 11/1/21	434,628
2,700	New York City Health and Hospital Corp., (Health Systems), 5.25%, 2/15/17	2,784,618
300	New York City Health and Hospital Corp., (Health Systems), 5.375%, 2/15/26	316,191
1,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	1,575,675
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,124,240
1,250	Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,280,525
2,105	Suffolk County Industrial Development Agency, Civic Facility, (Huntington Hospital), 6.00%, 11/1/22	2,278,410
		$15,380,773

Housing — 11.7%
$2,750	New York City Housing Development Corp., (Multi-Family Housing), 4.95%, 11/1/33	$2,883,045
2,500	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 4.875%, 11/1/39	2,555,975
1,250	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	1,296,262
3,555	New York City Housing Development Corp., (Multi-Family Housing), (FNMA), 4.60%, 1/15/26	3,601,357
		$10,336,639

Industrial Development Revenue — 13.2%
$4,200	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (2)	$4,941,608
1,500	New York City Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	1,721,400
1,000	Onondaga County Industrial Development Agency, (Anheuser-Busch), 4.875%, 7/1/41	1,022,700
2,500	Onondaga County Industrial Development Agency, (Anheuser-Busch), (AMT), 6.25%, 12/1/34	2,634,250
775	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	824,654
550	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	572,875
		$11,717,487

Insured-Education — 10.2%
$4,500	New York Dormitory Authority, (New York University), (MBIA), 5.75%, 7/1/27 (2)	$5,563,737
5,395	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/31 (7)	$1,806,732
5,460	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/33 (7)	$1,657,492
		$9,027,961

Insured-Electric Utilities — 2.8%
$2,400	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (2)	$2,489,616
		$2,489,616

Insured-Escrowed/Prerefunded — 4.4%
$3,000	New York City Cultural Resource Trust, (Museum of History), (AMBAC), Prerefunded to 7/1/19, 5.75%, 7/1/29 (2)	$3,171,390
710	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/15, (AGC), 5.00%, 7/1/45	775,959
		$3,947,349

Insured-General Obligations — 2.5%
$ 175	Brookhaven, (MBIA), 2.00%, 5/1/26	$126,049
1,750	Puerto Rico, (FSA), Variable Rate, 12.684%, 7/1/27 (3)(4)	2,075,430
		$2,201,479

Insured-Hospital — 6.7%
$5,000	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/23 (5)(6)	$5,903,100
		$5,903,100

Insured-Lease Revenue / Certificates of Participation — 4.8%
$4,250	Hudson Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$4,281,875
		$4,281,875

Insured-Other Revenue — 4.7%
$4,000	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	$4,151,120
		$4,151,120

Insured-Special Tax Revenue — 8.4%
$1,000	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	$1,032,800
2,975	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	1,207,999
4,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,395,270
11,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	3,151,073
1,800	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	671,382
		$7,458,524

Insured-Transportation — 13.3%
$4,645	Monroe County Airport Authority, (MBIA), (AMT), 5.875%, 1/1/17 (2)	$5,313,693
3,500	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29 (2)	3,653,510
2,735	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29	2,854,957
		$11,822,160

Insured-Water Revenue — 1.2%
$1,000	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$1,058,810
		$1,058,810

Other Revenue — 6.1%
$1,285	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,360,828
3,750	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (2)	4,021,563
		$5,382,391

Senior Living / Life Care — 2.0%
$1,450	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,505,738
250	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), 5.00%, 11/1/28	258,215
		$1,763,953

Transportation — 11.3%
$2,600	Port Authority of New York and New Jersey, 4.75%, (AMT) 6/15/33 (2)	$2,653,456
5,400	Port Authority of New York and New Jersey, 5.375%, 3/1/28 (2)	6,310,692
1,000	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	1,027,380
		$9,991,528

Water and Sewer — 2.8%
$2,365	New York City Municipal Water Finance Authority, 4.75%, 6/15/38	$2,453,971
		$2,453,971
Total Tax-Exempt Investments — 176.2%
(identified cost $145,152,695)		$156,124,048

Other Assets, Less Liabilities — (26.0)%		$(23,003,363)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.2)%		$(44,521,437)

Net Assets Applicable to Common Shares— 100.0%		$88,599,248

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	–	Financial Guaranty Insurance Company
FNMA	–	Federal National Mortgage Association (Fannie Mae)
FSA	–	Financial Security Assurance, Inc.
MBIA	–	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2007, 33.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 21.6% of total investments.

(1)	Security is in bankruptcy but continues to make full interest payments.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of the securities is $2,075,430 or 2.3% of the Trust’s net assets applicable to common shares.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2007.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(7)	When-issued security.

A summary of financial instruments at February 28, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
06/07	111 U.S. Treasury Bond	Short	$(12,522,690)	$(12,536,063)	$(13,373)

At February 28, 2007, the Trust had entered into an interest rate swap with Merrill Lynch Capital Services, Inc. whereby the Trust makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $3,300,000. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open interest rate swap contracts of $58,360 at February 28, 2007.

At February 28, 2007, the Trust had entered into an interest rate swap with JP Morgan Chase Bank, N.A. whereby the Trust makes bi-annual payments at a fixed rate equal to 3.984% on the notional amount of $5,300,000. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is October 25, 2007. The value of the contract, which terminates October 25, 2027, is recorded as a payable for open interest rate swap contracts of $93,000 at February 28, 2007.

At February 28, 2007, the Trust had entered into an interest rate swap with Citibank N.A. whereby the Trust makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $3,300,000. In exchange, the Trust receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates August 16, 2027, is recorded as a payable for open interest rate swap contracts of $36,297 at February 28, 2007.

At February 28, 2007, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2007 as computed on a federal income tax basis, were as follows:

Aggregate cost	$124,345,942
Gross unrealized appreciation	$10,386,158
Gross unrealized depreciation	(78,052)
Net unrealized appreciation	$10,308,106

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) During the second fiscal quarter of the period covered by this report, the registrant’s internal control over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floating rate obligations in light of Statement of Financial Accounting Standards No. 140.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson

President and Principal Executive Officer

Date:	April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson

President and Principal Executive Officer

Date:	April 23, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell

Treasurer and Principal Financial Officer

Date:	April 23, 2007